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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [X]; Amendment Number: 1
                                               --------
This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      7x7 Asset Management LLC
Address:   201 California Street, Suite 930
           San Francisco, CA 94111

Form 13F File Number: 28- 12134
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas K Lee
Title:   Manager
Phone:   415-249-6800

Signature, Place, and Date of Signing:


/s/ Douglas K Lee                        San Francisco, CA        May 2, 2007
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        28
                                        ------------------
Form 13F Information Table Value Total:      118,304
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
          COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
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                                                                                                                     VOTING
                              TITLE OF              VALUE - NET   SHRS OR   SH/  PUT/  INVESTMENT    OTHER          AUTHORITY
       NAME OF ISSUER          CLASS        CUSIP     (X1000)     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES INC         COM            032654105       5,752    175,000  SH         SOLE        N/A       175,000
ASML HLDG NV               N Y SHS        N07059111       6,158    250,000  SH         SOLE        N/A       250,000
AVIGEN INC                 COM            053690103         528    100,000  SH         SOLE        N/A       100,000
BUSINESS OBJECTS S A       SPONSORED ADR  12328X107       3,945    100,000  SH         SOLE        N/A       100,000
COGNOS INC                 COM            19244C109       8,492    200,000  SH         SOLE        N/A       200,000
COLUMBIA SPORTSWEAR CO     COM            198516106       1,114     20,000  SH         SOLE        N/A        20,000
CONEXANT SYS INC           COM            207142100       5,712  2,800,000  SH         SOLE        N/A     2,800,000
DSP GROUP INC              COM            23332B106         543     25,000  SH         SOLE        N/A        25,000
E M C CORP MASS            COM            268648102         528     40,000  SH         SOLE        N/A        40,000
FOUNDRY NETWORKS INC       COM            35063R100       3,745    250,000  SH         SOLE        N/A       250,000
GAP INC DEL                COM            364760108       2,633    135,000  SH         SOLE        N/A       135,000
INFINEON TECHNOLOGIES AG   SPONSORED ADR  45662N103       3,858    275,000  SH         SOLE        N/A       275,000
INFORMATICA CORP           COM            45666Q102       6,288    515,000  SH         SOLE        N/A       515,000
INTERSIL CORP              CL A           46069S109       4,784    200,000  SH         SOLE        N/A       200,000
INTL BUSINESS MACHS        COM            459200101       9,715    100,000  SH         SOLE        N/A       100,000
LSI LOGIC CORP             COM            502161102       5,400    600,000  SH         SOLE        N/A       600,000
MEMC ELECTR MATLS INC      COM            552715104       7,828    200,000  SH         SOLE        N/A       200,000
MERIX CORP                 COM            590049102       1,858    200,000  SH         SOLE        N/A       200,000
NETLOGIC MICRSYS INC       COM            64118B100       1,844     85,000  SH         SOLE        N/A        85,000
O2MICRO INTERNATIONAL LTD  SPONSORED ADR  67107W100         855    100,000  SH         SOLE        N/A       100,000
OPTIUM CORP                COM            68402T107         499     20,000  SH         SOLE        N/A        20,000
POWER INTEGRATIONS INC     COM            739276103       3,119    133,000  SH         SOLE        N/A       133,000
QLOGIC CORP                COM            747277101       6,028    275,000  SH         SOLE        N/A       275,000
QUALCOMM INC               COM            747525103       8,503    225,000  SH         SOLE        N/A       225,000
RACKABLE SYS INC           COM            750077109       2,323     75,000  SH         SOLE        N/A        75,000
SPDR TR                    UNIT SER 1     78462F103         679      4,850  SH   PUT   SOLE        N/A             0
SYNAPTICS INC              COM            87157D109       5,493    185,000  SH         SOLE        N/A       185,000
TEXAS INSTRS INC           COM            882508104      10,080    350,000  SH         SOLE        N/A       350,000
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